LONG TERM DEBT (Details 2) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
LONG TERM DEBT
10% Senior Unsecured Convertible Debentures	$ 1,130	$ 1,130
Debt Issuance costs to be amortized	(48)	(69)
Debt Discount	(165)	(241)
Long-term convertible debt	$ 917	$ 820